Convertible Debentures - Reconciliation of convertible debentures (Details) - CAD ($) $ in Thousands			12 Months Ended
	Apr. 01, 2020	Dec. 04, 2019	Oct. 31, 2022	Oct. 31, 2021
Disclosure of detailed information about borrowings [line items]
Conversion of debenture into equity				$ 35,121
Less current portion			$ (2,696)	(946)
Long-term			4,770	7,217
Unsecured convertible debentures
Disclosure of detailed information about borrowings [line items]
Convertible debentures, beginning of period			8,163	25,822
Debt assumed				18,951
Loss on extinguishment and modifications			354	683
Cash advances from debt				980
Conversion of debenture into equity			108	(35,172)
Transfer of conversion component to equity				(946)
Repayment of debt	$ (367)	$ (1,500)	(2,794)	(4,906)
Accretion on convertible debentures			1,635	2,751
Total			7,466	8,163
Less current portion			(2,696)	(946)
Long-term			$ 4,770	$ 7,217